Income Taxes Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of reconciliation of average effective tax rate and applicable tax rate

Reconciliation of income tax	2020	2019	2018
	64,976	64,451	46,456

Bermuda (2018/2019/2020)/Cayman Islands (2020) statutory income tax	—	—	—
Impact of difference in tax rates of foreign subsidiaries	(2,749)	(3,195)	(1,564)
Nondeductible expenses	(386)	(318)	(428)
Total income taxes	(3,136)	(3,513)	(1,992)

Current	(891)	(3,783)	(1,210)
Deferred	(2,245)	270	(782)
Effective tax rate	4.8%	5.5%	4.3%